Recent accounting pronouncements	12 Months Ended
Dec. 31, 2022
Recent Accounting Pronouncements
Recent accounting pronouncements

4. Recent accounting pronouncements

New standards and interpretations not yet adopted

Certain new accounting standards, amendments to accounting standards and interpretations have been published that are not mandatory for 31 December 2022 reporting periods and have not been early adopted by the Company. These standards, amendments or interpretations are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.